CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Current Assets
Cash and cash equivalents	$ 332,868	$ 343,554
Trade accounts receivable (less allowances of $27,641 and $28,904, respectively)	873,946	787,517
Inventories	613,644	548,680
Deferred income taxes	22,281	36,210
Prepaid expenses and other current assets	219,556	169,956
Total current assets	2,062,295	1,885,917
Property, Plant and Equipment, at Cost	1,191,676	1,128,123
Allowance for depreciation and amortization	(658,871)	(635,760)
Property, plant and equipment, net	532,805	492,363
Other Assets
Goodwill	1,147,374	1,113,831
Other intangible assets, net of amortization	459,536	459,613
Deferred income taxes, non-current	7,943	5,676
Other	168,412	163,447
Total other assets	1,783,265	1,742,567
Total Assets	4,378,365	4,120,847
Current Liabilities
Accounts payable	525,680	478,185
Current portion of long-term debt	5,662	4,521
Accrued compensation and benefits	173,846	154,844
Accrued loss reserves	27,487	27,591
Other accrued liabilities	204,411	262,889
Total current liabilities	937,086	928,030
Long-Term Liabilities
Long-term debt, less current maturities	1,345,965	1,369,176
Other long-term liabilities	466,659	417,160
Deferred income taxes	50,061	51,548
Total long-term liabilities	1,862,685	1,837,884
Stockholders' Equity
Preferred stock, par value $0.01; authorized 50,000 shares; none issued	0	0
Common stock, par value $0.01; authorized 300,000 shares; issued 138,039 and outstanding 133,273 as of May 2014; issued 136,913 and outstanding 132,596 as of May 2013	1,333	1,326
Paid-in capital	790,102	763,505
Treasury stock, at cost	(85,400)	(72,494)
Accumulated other comprehensive (loss)	(156,882)	(159,253)
Retained earnings	833,691	667,774
Total RPM International Inc. stockholders' equity	1,382,844	1,200,858
Noncontrolling interest	195,750	154,075
Total Equity	1,578,594	1,354,933
Total Liabilities and Stockholders' Equity	$ 4,378,365	$ 4,120,847